SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
SUBSEQUENT EVENTS

On January 13, 2014, the Company held its annual meeting (the "Meeting") of stockholders at the offices of the Company located at 8875 Hidden River Pkwy, Suite 300, Tampa, Florida. As of the record date for the Meeting, November 15, 2013, there were 48,917,595 shares of common stock issued and outstanding plus 9,950,000 additional shares entitled to vote as a result of the 199 shares of Series A Convertible Preferred Stock. As described in the proxy statement which was filed with the Securities and Exchange Commission on December 24, 2013 and sent to all the shareholders of record in connection with the Meeting, the Company would not count the vote of the shares issued in connection with capital raises during the 2013 fiscal year as a result of ongoing litigation with Spirit Bear Limited (See Legal Proceedings, page 18). Accordingly, 5,733,826 shares were excluded from voting at the Meeting. The Company received proxies from stockholders holding an aggregate of 53,133,769 shares, or 88% of the issued and outstanding shares (including the shares underlying the preferred stock).

The amendment to the Bylaws of the Company to delete plurality voting of the directors and instead provide that at the annual meeting of shareholders the directors be elected by a majority of the outstanding shares entitled to vote was approved.

Timothy Hassett, Judson Bibb and Quentin Ponder were each elected as directors of the Company to serve until the next annual meeting of stockholders. Jay Palmer, Carrie Dwyer and Donica Holt, the nominees appointed by Spirit Bear Limited, were not elected as directors to the Company.

The stockholders approved the non-binding proposal to approve the proposed compensation disclosed in the Proxy Statement for the Company's executive officers who are named in the Proxy Statement's Summary Compensation Table.

The stockholders approved the non-binding proposal to hold an advisory vote on executive compensation annually.

The final voting results on these matters at the Meeting are set forth below. There were no broker non-votes for any of the proposals.

Proposal 1: To authorize the amendment of the Company’s Bylaws to provide that at the annual meeting of stockholders the directors be elected by a majority of the outstanding shares entitled to vote.

Votes For	Votes Against	Votes Abstained

36,772,760	10,018,640	189,900

Proposal 2: To elect the directors to the Company’s Board of Directors:

	Votes For	Votes Against	Votes Abstained
Timothy Hassett	36,047,279	10,003,240	930,781
Judson Bibb	33,775,060	13,008,840	197,400
Quentin Ponder	34,028,300	12,755,600	197,400
Jay Palmer	10,058,900	36,715,000	207,400
Carrie Dwyer	10,062,140	36,711,760	207,400
Donica Holt	10,056,540	36,717,260	207,500

Proposal 3: To ratify the executive compensation:

Votes For	Votes Against	Votes Abstained

36,391,260	10,397,840	192,200

Proposal 4: The frequency of stockholder votes on compensation:

1 Year	2 Years	3 Years	Abstained

45,288,000	1,500,000	1,000	192,300

On January 31, 2014, an accredited investor purchased 222,222 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $100,000. The warrants enable the investor to purchase, up to January 31, 2019, an aggregate of 222,222 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On January 31, 2014, an accredited investor purchased 111,111 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $50,000. The warrants enable the investor to purchase, up to January 31, 2019, an aggregate of 111,111 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 1, 2014, an accredited investor purchased 111,111 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $50,000. The warrants enable the investor to purchase, up to February 1, 2019, an aggregate of 111,111 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities

On February 5, 2014, an accredited investor purchased 111,111 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $50,000. The warrants enable the investor to purchase, up to February 5, 2019, an aggregate of 111,111 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 5, 2014, HPEV, Inc. (the “Company”) completed the sale of $930,000 of units (the “Units”) in a private placement (the “Offering”) pursuant to subscription agreements (each a “Subscription Agreement”, and collectively, the “Subscription Agreements”) with 17 accredited investors (the “Investors”). Each Unit consists of shares of the Company’s common stock priced at $0.45 per share (the “Common Stock”), and (ii) a five-year warrant to purchase up to the identical amount of shares of Common Stock purchased at an exercise price of $0.60 per share (each individually a “Warrant”, and collectively, the “Warrants”). The Warrants (and Placement Agent Warrants described below) contain a provision for cashless exercise.

A total of 2,066,668 shares of Common Stock were sold, and Warrants to purchase up to an additional 2,066,668 shares of Common Stock (the “Warrant Stock”) were issued to the Investors in the Offering.

The Company agreed to file a registration statement (the “Registration”) with the Securities and Exchange Commission (the “SEC”) within 45 days of closing for the Common Stock sold in the Offering and the Warrant Stock underlying the Warrants.

In connection with the Offering, the Company paid a placement agent fee of $74,400 to the “Placement Agent”, and issued a five-year warrant to the Placement Agent (the “Placement Agent Warrant”) to purchase up to an aggregate of 261,333 shares of Common Stock at an exercise price of $.60 per share pursuant to the placement agent agreement (“Placement Agreement”) with the Placement Agent. Under the Placement Agreement, the Placement Agent was also issued a 5-year warrant to purchase 1,500,000 shares of common stock with an exercise price of $.56 per share. The warrants issued to the Placement Agent provide for cashless exercise and piggyback registration rights.

The form of Subscription Agreement and Warrant Agreement and the Placement Agreement are filed herewith as exhibits 10.38 and 10.39, respectively. The foregoing summary descriptions of the Subscription Agreement, Warrant and Placement Agreement are qualified in their entirety by reference to the full texts of each such exhibit.

The Units, Common Stock, Warrants and Common Stock issuable upon exercise of the Warrants (collectively, the “Securities”) have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), and were issued and sold in reliance upon the exemption from registration contained in Section 4(2) of the Securities Act and Rule 506 of Regulation D promulgated thereunder. These Securities may not be offered or sold by the investors in the United States in the absence of an effective registration statement or an applicable exemption from registration requirements.

On February 10, 2014, an accredited investor purchased 55,555 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $40,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 55,556 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 10, 2014, an accredited investor purchased 88,889 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $40,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 88,889 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 14, 2014 HPEV, Inc. (the "Company") and Mark M. Hodowanec entered into an employment agreement pursuant to which Mr. Hodowanec was appointed as the Chief Technical Officer of the Company. Pursuant to said agreement, Mr. Hodowanec is entitled to an annual salary of $175,000, which will increase to $210,000 with the achievement of the full commercialization of the 25/50KW MG. The base salary will also increase (i) $20,000 per month upon the Company generating $100,000 in revenue or an additional $1 million in financing after February 14, 2014; (ii) to $25,000 per month upon the Company achieving profitability; and (iii) to $30,000 per month upon the Company maintaining profitability for four consecutive quarters.

Although the employment by the Company is at will, if Mr. Hodowanec is terminated without cause by the Company, he will be entitled to a severance payment equal to two year’s salary. If there is a change of control of the Company and as a result Mr. Hodowanec is terminated without cause, such severance payment shall be made upon the consummation of the event.

On February 19, 2014, HPEV, Inc. (the “Company”) and Lincoln Park Capital Fund, LLC (“Lincoln Park”) entered into a purchase agreement (the “Purchase Agreement”), together with a registration rights agreement (the “Registration Rights Agreement”), pursuant to which the Company has the right to sell to Lincoln Park up to $10,000,000 in shares of its common stock, par value $0.001 per share (“Common Stock”), subject to certain limitations.

Under the terms and subject to the conditions of the Purchase Agreement, Lincoln Park is obligated to purchase up to $10,000,000 in shares of Common Stock (subject to certain limitations) from time to time over the 36-month period commencing on the date that a registration statement (the “Initial Registration Statement”), which the Company agreed to file with the Securities and Exchange Commission (the “SEC”) pursuant to the Registration Rights Agreement, is declared effective by the SEC and a final prospectus in connection therewith is filed. The Company may direct Lincoln Park, at its sole discretion and subject to certain conditions, to purchase up to 75,000 shares of Common Stock in regular purchases.

In addition, the Company may direct Lincoln Park to purchase additional amounts as accelerated purchases if on the date of a regular purchase the closing sale price of the Common Stock equals or exceeds $0.60 per share. The purchase price of shares of Common Stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales (or over a period of up to 12 business days leading up to such time), but in no event will shares be sold to Lincoln Park on a day the Common Stock closing price is less than the floor price of $0.25, subject to adjustment. The Company will control the timing and amount of any sales of Common Stock to Lincoln Park.

The Company’s sales of shares of Common Stock to Lincoln Park under the Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of the Common Stock.

As consideration for its commitment to purchase shares of Common Stock pursuant to the Purchase Agreement, the Company agreed to issue to Lincoln Park 671,785 shares of Common Stock upon execution of the Purchase Agreement. The 671,785 shares of Common Stock were issued to Lincoln Park on February 25, 2014.

The Purchase Agreements and the Registration Rights Agreement contain customary representations, warranties and agreements of the Company and Lincoln Park and customary conditions to completing future sale transactions, indemnification rights and obligations of the parties. Except that Lincoln Park is not obligated to purchase more than $500,000 of Common Stock in any single regular purchase, there is no upper limit on the price per share that Lincoln Park could be obligated to pay for shares of Common Stock under the Purchase Agreement.

The Company has the right to terminate the Purchase Agreements at any time, at no cost or penalty. Actual sales of shares of Common Stock to Lincoln Park under the Purchase Agreements will depend on a variety of factors to be determined by the Company from time to time, including (among others) market conditions, the trading price of the Common Stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations.

On February 14, 2014, an accredited investor purchased 88,889 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $40,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 88,889 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 15, 2014, an accredited investor purchased 222,222 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $100,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 222,222 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 24, 2014, an accredited investor purchased 55,556 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $25,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 55,556 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 24, 2014, an accredited investor purchased 100,000 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $45,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 100,000 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 24, 2014, an accredited investor purchased 111,111 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $50,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 111,111 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 24, 2014, an accredited investor purchased 11,111 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $5,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 11,111 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 24, 2014, an accredited investor purchased 55,556 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $25,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 55,556 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 25, 2014, an accredited investor purchased 418,333 shares of common stock in a private offering at a purchase price of $0.60 per share in consideration for $251,000. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 25, 2014, an accredited investor purchased 40,000 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $18,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 40,000 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 27, 2014, an accredited investor purchased 144,444 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $65,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 144,444 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 28, 2014, an accredited investor purchased 133,334 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $60,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 133,334 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 28, 2014, an accredited investor purchased 444,445 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $200,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 444,445 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 28, 2014, an accredited investor purchased 40,000 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $18,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 40,000 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 28, 2014, an accredited investor purchased 100,000 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $45,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 100,000 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 28, 2014, an accredited investor purchased 333,333 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $150,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 111,111 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 28, 2014, an accredited investor purchased 112,000 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $50,400. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 112,000 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On February 28, 2014, Andrew Kyzyk resigned from the Board of Advisors. The warrant for 200,000 common shares issued on December 20, 2013 in connection with his service on the board was cancelled.

On March 1, 2014, an accredited investor purchased 50,000 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $22,500. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 50,000 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On March 1, 2014, an accredited investor purchased 666,666 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $300,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 666,667 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On March 1, 2014, an accredited investor purchased 11,111 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $5,000. The warrants enable the investor to purchase, up to March 14, 2019, an aggregate of 11,112 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On March 1, 2014, an accredited investor purchased 22,222 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $10,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 22,222 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On March 1, 2014, an accredited investor purchased 33,333 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $15,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 33,333 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On March 1, 2014, an accredited investor purchased 22,222 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $10,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 22,222 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On March 1, 2014, an accredited investor purchased 22,223 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $10,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 22,222 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On March 1, 2014, an accredited investor purchased 11,112 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $5,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 11,111 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On March 8, 2014, an accredited investor purchased 33,334 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $15,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 33,333 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On March 8, 2014, an accredited investor purchased 55,556 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $25,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 55.556 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On March 8, 2014, an accredited investor purchased 11,112 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $5,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 11,111 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On March 8, 2014, an accredited investor purchased 11,112 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $5,000. The warrants enable the investor to purchase, up to February 14, 2019, an aggregate of 11,111 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On March 11, 2014, an accredited investor purchased 166,667 shares of common stock in a private offering at a purchase price of $0.60 per share in consideration for $100,000. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On June 4, 2012, the Company issued a warrant for 303,569 shares of common stock to McMahon Serepca, LLP with an exercise price of $0.275. One hundred thousand of the warrants were exercised in a cashless exercise on August 19, 2013. As a consequence of the cashless exercise of the remaining 203,569 of the warrants, David Serepca of McMahon, Serepca, LLP was awarded 172,688 shares of unrestricted common stock on March 14, 2014.

On March 14, 2014, a warrant for 250,000 shares was issued to Don Bowman for legal services provided to the company. The warrant enables the recipient to purchase, up to March 14, 2019, an aggregate of 250,000 shares of common stock at an exercise price of $0.60. The warrant may be exercised on a cashless basis.

On March 14, 2014, a warrant for 250,000 shares was issued to David Lubin for legal services provided to the company. The warrant enables the recipient to purchase, up to March 14, 2019, an aggregate of 250,000 shares of common stock at an exercise price of $0.60. The warrant may be exercised on a cashless basis.

On March 14, 2014, a warrant for 400,000 shares was issued to Paul Hodowanec for business development services provided to the company. The warrant enables the recipient to purchase, up to March 14, 2019, an aggregate of 400,000 shares of common stock at an exercise price of $0.60. The warrant may be exercised on a cashless basis.

On March 14, 2014, a warrant for 107,000 shares was issued to Global H2O for business development services provided to the company. The warrant enables the recipient to purchase, up to March 14, 2019, an aggregate of 107,000 shares of common stock at an exercise price of $0.60. The warrant may be exercised on a cashless basis.

On March 14, 2014, a warrant for 780,000 shares was issued to Sagiv Israili for business development services provided to the company. The warrant enables the recipient to purchase, up to March 14, 2019, an aggregate of 780,000 shares of common stock at an exercise price of $0.60. The warrant may be exercised on a cashless basis.

On March 14, 2014, a warrant for 15,000 shares was issued to Dennis Murchison for business development services provided to the company. The warrant enables the recipient to purchase, up to March 14, 2019, an aggregate of 15,000 shares of common stock at an exercise price of $0.60. The warrant may be exercised on a cashless basis.

On March 14, 2014, a warrant for 400,000 shares was issued to consultants for business development services provided to the company. The warrant enables the recipient to purchase, up to March 14, 2019, an aggregate of 400,000 shares of common stock at an exercise price of $2.00. The warrant may be exercised on a cashless basis.

On November 9, 2012, the Company issued a warrant for 303,569 shares of common stock to McMahon Serepca, LLP with an exercise price of $0.18. As a consequence of the cashless exercise of 303,569 if the warrants, David Serepca of McMahon, Serepca, LLP was awarded 273,043 shares of unrestricted common stock on March 18, 2014.

On March 18, 2014, the Company issued a warrant for 200,000 shares of HPEV common stock to a highly respected industry professional in order to induce him to join the Company’s Board of Advisors and retain his services for a period of at least 12 months.

The net proceeds of the Private Placement are expected to be used by the Company for general corporate purposes.

For all investments received in 2013 as well as in the first ten weeks of 2014, the cash received from the investors was for the value of both the common stocks and warrants. The common stock value was known per the subscription agreements. As that was equal to the total cash received from the investor; no additional value for the warrants was recorded.